CONDENSED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
CONDENSED STATEMENTS OF OPERATIONS
Product revenues	$ 58,385	$ 261,299	$ 136,037	$ 261,299
Cost of sales	30,834	147,733	70,724	147,733
Gross profit	27,551	113,566	65,313	113,566
Operating expenses:
Selling, general and administrative	4,440,645	685,079	10,687,936	2,678,689
Research and development	633,262	956,499	1,743,806	3,617,101
Total operating expenses	5,073,907	1,641,578	12,431,742	6,295,790
Loss from operations	(5,046,356)	(1,528,012)	(12,366,429)	(6,182,224)
Change in fair value of warrant liability	(11,489,000)		(10,839,000)
Loss before income tax benefit	6,442,644	(1,528,012)	(1,527,429)	(6,182,224)
Income tax benefit	(206,849)	0	(426,681)	0
Net Loss	$ 6,649,493	$ (1,528,012)	$ (1,100,748)	$ (6,182,224)
Loss Per Common Share
Basic	$ 0.43	$ (0.13)	$ (0.08)	$ (0.61)
Diluted	$ 0.42	$ (0.13)	$ (0.08)	$ (0.61)
Weighted-average common shares outstanding:
Basic	15,377,636	11,363,636	14,388,625	10,135,506
Diluted	15,767,353	11,363,636	14,388,625	10,135,506